Components of Income Tax Before Income Tax (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Components of income before income tax expense :
Domestic	$ 320,581	$ 279,416	$ 286,490
Foreign	34,273	37,135	21,322
Income from continuing operations before income taxes and equity in income of equity investments	$ 354,854	$ 316,551	$ 307,812